Accounts Receivable, Net (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accounts Receivable, Net [Line Items]
Credit loss		$ (198)	$ 169
Accounts receivable		$ 55,575		$ 51,285
Accounts receivable of offline sales		90.00%	80.00%
Doubtful accounts credit period		180 days
Debtors credit period		180 days
Forecast [Member]
Accounts Receivable, Net [Line Items]
Net accounts receivable	26.00%
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable		$ 5